Segment Reporting - Schedule of Financial Information Relating to the Group's Segments (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues	¥ 565,273,477	$ 78,636,898	¥ 497,868,200	¥ 651,991,593
Cost of revenues	(576,442,434)	(80,190,646)	(513,738,832)	(614,605,479)
Gross (loss) / profit	(11,168,957)	(1,553,748)	(15,870,632)	37,386,114
Operating expenses:
General and administrative expenses	(24,456,958)	(3,402,280)	(26,202,413)	(17,616,830)
Selling expenses	(7,906,030)	(1,099,832)	(11,943,136)	(16,032,550)
Provision for doubtful accounts, net	(9,450,681)	(1,314,713)	(18,216,749)	(938,209)
Impairment charges on long-lived assets	(3,200,000)		(5,648,685)
Lease termination gain (loss)	1,945,824	270,689	(478,933)
Research and development expenses	(1,079,023)	(150,107)	(1,394,072)	(2,096,317)
Total operating expenses	(40,946,868)	(5,696,243)	(63,883,988)	(36,683,906)
Operating (loss) / profit	(52,115,825)	(7,249,991)	(79,754,620)	702,208
Other expenses:
Other income/(expense), net	1,166,476	162,272	(931,896)	(205,903)
Foreign exchange (loss) / gain, net	(2,914,296)	(405,417)	(1,401,573)	4,407,133
Interest expenses, net	(2,609,622)	(363,032)	(995,245)	(943,324)
Total other income/ (expenses), net	(4,357,442)	(606,177)	(3,328,714)	3,257,906
(Loss) / income before income tax expense	(56,473,267)	(7,856,168)	(83,083,334)	3,960,114
Share of income of equity method investees, net of tax	427,493	59,470
Segment assets	184,365,871		100,450,600	125,422,314	$ 25,647,693
PRC & HK [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues	565,003,774		497,868,200	651,991,593
Cost of revenues	(576,973,334)		(513,738,832)	(614,605,479)
Gross (loss) / profit	(11,969,560)		(15,870,632)	37,386,114
Operating expenses:
General and administrative expenses	(19,312,039)		(23,123,864)	(14,638,750)
Selling expenses	(7,900,352)		(11,943,136)	(16,032,550)
Provision for doubtful accounts, net	(9,367,464)		(18,216,749)	(938,209)
Impairment charges on long-lived assets			(5,648,685)
Lease termination gain (loss)	1,945,824		(478,933)
Research and development expenses	(1,079,023)		(1,394,072)	(2,096,317)
Total operating expenses	(35,713,054)		(60,805,439)	(33,705,826)
Operating (loss) / profit	(47,682,614)		(76,676,071)	3,680,288
Other expenses:
Other income/(expense), net	1,157,567		(931,896)	(205,903)
Foreign exchange (loss) / gain, net	(2,827,829)		(1,401,573)	4,407,133
Interest expenses, net	(2,492,128)		(995,245)	(943,324)
Total other income/ (expenses), net	(4,162,389)		(3,328,714)	3,257,906
(Loss) / income before income tax expense	(51,845,003)		(80,004,785)	6,938,194
Share of income of equity method investees, net of tax
Segment assets	128,736,818		99,877,891	119,096,184
USA [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues	9,721,464
Cost of revenues	(8,912,134)
Gross (loss) / profit	809,330
Operating expenses:
General and administrative expenses	(713,883)
Selling expenses
Provision for doubtful accounts, net	(83,217)
Impairment charges on long-lived assets
Lease termination gain (loss)
Research and development expenses
Total operating expenses	(797,100)
Operating (loss) / profit	12,230
Other expenses:
Other income/(expense), net
Foreign exchange (loss) / gain, net
Interest expenses, net	(4,612)
Total other income/ (expenses), net	(4,612)
(Loss) / income before income tax expense	7,618
Share of income of equity method investees, net of tax	427,493
Segment assets	36,585,445
Corporate and Unallocated [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues
Cost of revenues
Gross (loss) / profit
Operating expenses:
General and administrative expenses	(4,431,036)		(3,078,549)	(2,978,080)
Selling expenses	(5,678)
Provision for doubtful accounts, net
Impairment charges on long-lived assets
Lease termination gain (loss)
Research and development expenses
Total operating expenses	(4,436,714)		(3,078,549)	(2,978,080)
Operating (loss) / profit	(4,436,714)		(3,078,549)	(2,978,080)
Other expenses:
Other income/(expense), net	8,909
Foreign exchange (loss) / gain, net	(96,918)
Interest expenses, net	(112,882)
Total other income/ (expenses), net	(200,891)
(Loss) / income before income tax expense	(4,637,605)		(3,078,549)	(2,978,080)
Share of income of equity method investees, net of tax
Segment assets	19,043,608		572,709	6,326,130
Elimination [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues	(9,451,761)
Cost of revenues	9,443,034
Gross (loss) / profit	(8,727)
Operating expenses:
General and administrative expenses
Selling expenses
Provision for doubtful accounts, net
Impairment charges on long-lived assets
Lease termination gain (loss)
Research and development expenses
Total operating expenses
Operating (loss) / profit	(8,727)
Other expenses:
Other income/(expense), net
Foreign exchange (loss) / gain, net	10,450
Interest expenses, net
Total other income/ (expenses), net	10,450
(Loss) / income before income tax expense	1,723
Share of income of equity method investees, net of tax
Segment assets
Freight Forwarding Services [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues	323,111,187	44,948,972	342,582,431	577,567,025
Freight Forwarding Services [Member] | PRC & HK [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues	322,841,484		342,582,431	577,567,025
Freight Forwarding Services [Member] | USA [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues	9,721,464
Freight Forwarding Services [Member] | Corporate and Unallocated [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues
Freight Forwarding Services [Member] | Elimination [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues	(9,451,761)
Supply Chain Management [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues	238,082,118	33,120,321	152,630,138	69,022,899
Supply Chain Management [Member] | PRC & HK [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues	238,082,118		152,630,138	69,022,899
Supply Chain Management [Member] | USA [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues
Supply Chain Management [Member] | Corporate and Unallocated [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues			0
Supply Chain Management [Member] | Elimination [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues
Other Value Added Services [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues	4,080,172	$ 567,605	2,655,631	5,401,669
Other Value Added Services [Member] | PRC & HK [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues	4,080,172		2,655,631	5,401,669
Other Value Added Services [Member] | USA [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues
Other Value Added Services [Member] | Corporate and Unallocated [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues
Other Value Added Services [Member] | Elimination [Member]
Schedule of Financial Information Relating to the Group's Segments [Line Items]
Revenues